497(e)
                                                                      333-142454
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


CHANGES TO THE FEE TABLE

The footnote to the column "12b-1" in the table entitled "Trust Related Expenses" in the second section of the "Portfolio operating expenses expressed as an annual percentage of daily net assets" under "Fee table" has been restated as follows:

(9) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.25% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.


RETIREMENT INVESTMENT ACCOUNT(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK
                        OF AXA EQUITABLE LIFE INSURANCE
                           COMPANY (AXA EQUITABLE).
   DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


RIA-01-10 (8/10)                                       Catalog No. 145392 (8/10)
RIA NB/IF (SAR)                                                           x03260